United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, Sept.30, 2012
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing: October 11, 2012

Rozanne Collura
Date:

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    119635       (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

TABLE>

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      222     2400 SH       SOLE                                       2400
Abbott Laboratories            COM              002824100      936    13654 SH       SOLE                                      13654
American Express Co            COM              025816109     3110    54694 SH       SOLE                                      54694
American Int'l Group           COM              026874784     1637    49910 SH       SOLE                                      49910
Apple Computer Inc             COM              037833100      846     1268 SH       SOLE                                       1268
Carnival Corp Common           COM              143658300      301     8250 SH       SOLE                                       8250
Chemtura Corp                  COM              163893209      264    15350 SH       SOLE                                      15350
Chevron Corporation            COM              166764100     1498    12855 SH       SOLE                                      12855
Coca Cola Co                   COM              191216100      353     9312 SH       SOLE                                       9312
Cogent Communications Inc      COM              19239v302     1990    86550 SH       SOLE                                      86550
Corning Inc                    COM              219350105      237    18033 SH       SOLE                                      18033
Costco Wholesale Corp          COM              22160k105     6907    68961 SH       SOLE                                      68961
Directv                        COM              25490a309     6441   122830 SH       SOLE                                     122830
E I Du Pont De Nemours         COM              263534109      693    13793 SH       SOLE                                      13793
EMC Corp                       COM              268648102     3389   124290 SH       SOLE                                     124290
Education Hold 1 Inc           COM              28141c104        1    18550 SH       SOLE                                      18550
Enterprise Prod Ptnr LP        COM              293792107     3282    61239 SH       SOLE                                      61239
Exxon Mobil Corp               COM              30231g102      894     9780 SH       SOLE                                       9780
Ford Motor Co                  COM              345370860      228    23168 SH       SOLE                                      23168
General Dynamics Corp          COM              369550108     2874    43465 SH       SOLE                                      43465
General Electric Co            COM              369604103      710    31275 SH       SOLE                                      31275
Google Inc Cl A                COM              38259p508     3400     4506 SH       SOLE                                       4506
Hologic Inc                    COM              436440101      400    19775 SH       SOLE                                      19775
Howard Hughes Corp             COM              44267d107     1058    14892 SH       SOLE                                      14892
Huntsman Corp                  COM              447011107     1660   111200 SH       SOLE                                     111200
Int'l Business Machines        COM              459200101     4282    20640 SH       SOLE                                      20640
Johnson & Johnson              COM              478160104      541     7856 SH       SOLE                                       7856
Kirby Corporation              COM              497266106      221     4000 SH       SOLE                                       4000
Leucadia National Corp         COM              527288104      799    35130 SH       SOLE                                      35130
Lockheed Martin Corp           COM              539830109      410     4388 SH       SOLE                                       4388
Lululemon Athletica Inc        COM              550021109     5778    78140 SH       SOLE                                      78140
Lyondell Basell Industries     COM              n53745100      322     6225 SH       SOLE                                       6225
MFC Industrial Ltd             COM              55278t105      522    62524 SH       SOLE                                      62524
Market Vectors ETF TR          COM              57060u100     6742   125565 SH       SOLE                                     125565
Mastercard Inc                 COM              57636q104      926     2050 SH       SOLE                                       2050
Mela Sciences Inc              COM              55277r100     1427   444575 SH       SOLE                                     444575
Mine Safety Appliances         COM              602720104     3818   102452 SH       SOLE                                     102452
Mosaic Company                 COM              61945c103     4548    78950 SH       SOLE                                      78950
Novo Nordisk A/S ADR           COM              670100205     2591    16416 SH       SOLE                                      16416
Pepsico Inc                    COM              713448108     1319    18641 SH       SOLE                                      18641
Pfizer Inc                     COM              717081103      298    12003 SH       SOLE                                      12003
Phillips 66                    COM              718546104     3010    64920 SH       SOLE                                      64920
Potash Corp Of Saskatchewan    COM              73755l107     1185    27285 SH       SOLE                                      27285
Procter & Gamble Co            COM              742718109      907    13081 SH       SOLE                                      13081
Rait Financial Trust           COM              749227609      507    96534 SH       SOLE                                      96534
Rent A-Center Inc              COM              76009n100     2060    58795 SH       SOLE                                      58795
Resource America Inc           COM              761195205      566    82735 SH       SOLE                                      82735
Royal Dutch Shell Plc ADR      COM              780259206      519     7481 SH       SOLE                                       7481
Royal Gold Inc                 COM              780287108     1596    15988 SH       SOLE                                      15988
Saul Centers Inc               COM              804395101     1247    28080 SH       SOLE                                      28080
Schlumberger Ltd               COM              806857108     2259    31235 SH       SOLE                                      31235
SemGroup Corporation           COM              81663a105      732    19865 SH       SOLE                                      19865
Smucker J M Company            COM              832696405     3380    39153 SH       SOLE                                      39153
Starbucks Corp                 COM              855244109     2587    51012 SH       SOLE                                      51012
Steris Corp                    COM              859152100      412    11603 SH       SOLE                                      11603
Unilever N V New York          COM              904784709      561    15825 SH       SOLE                                      15825
United Technologies            COM              913017109      329     4200 SH       SOLE                                       4200
Viacom Inc Cl B                COM              92553p201     4244    79185 SH       SOLE                                      79185
Visa Inc.                      COM              92826c839     9408    70064 SH       SOLE                                      70064
Wal-Mart Stores Inc            COM              931142103      234     3167 SH       SOLE                                       3167
Weight Watchers Int'l Inc      COM              948626106     2059    39000 SH       SOLE                                      39000
Xylem Inc                      COM              98419m100     3956   157291 SH       SOLE                                     157291